FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06378
                                   ---------

                       TEMPLETON DEVELOPING MARKETS TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 9/30/05
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.


TEMPLETON DEVELOPING MARKETS TRUST

QUARTERLY STATEMENT OF INVESTMENTS
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3
Notes to Statement of Investments ..........................................   9


                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                         Quarterly Statements of Investments | 1

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

TEMPLETON DEVELOPING MARKETS TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
                                                                    INDUSTRY                    SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 92.8%
   AUSTRIA 0.8%
   Bank Austria Creditanstalt .....................               Commercial Banks                   253,455   $   28,333,310
                                                                                                               ---------------
   BELGIUM 0.5%
   Inbev ..........................................                  Beverages                       450,800       17,834,954
                                                                                                               ---------------
   BERMUDA 0.1%
   Gome Electrical Appliances Holdings Ltd. .......               Specialty Retail                 7,488,000        4,512,501
                                                                                                               ---------------
   BRAZIL 3.4%
   Centrais Eletricas Brasileiras SA ..............              Electric Utilities            1,790,795,648       35,893,007
   Cia de Bebidas das Americas (AmBev), ADR .......                  Beverages                       148,120        4,443,600
   Embraer-Empresa Bras de Aeronautica SA .........             Aerospace & Defense                4,321,411       31,971,698
(a)Localiza Rent a Car SA, 144A ...................        Diversified Consumer Services             646,886        5,366,062
   Souza Cruz SA (Non Taxable) ....................                   Tobacco                      2,700,834       32,685,638
   Unibanco Uniao de Bancos Brasileiros SA,
    GDR ...........................................               Commercial Banks                   321,900       16,931,940
                                                                                                               ---------------
                                                                                                                  127,291,945
                                                                                                               ---------------
   CHINA 10.0%
   Aluminum Corp. of China Ltd., H ................               Metals & Mining                 43,278,000       27,335,881
   Anhui Conch Cement Co. Ltd., H .................            Construction Materials             13,022,000       12,925,229
   Beijing Enterprises Holdings Ltd. ..............           Industrial Conglomerates               388,556          698,711
   Brilliance China Automotive Holdings Ltd. ......                 Automobiles                    9,484,000        1,369,240
   China International Marine Containers Co.
    Ltd., B .......................................                  Machinery                     4,592,522        4,611,673
   China Mobile (Hong Kong) Ltd., fgn .............     Wireless Telecommunication Services       23,314,000      114,201,079
   China Resources Enterprise Ltd. ................                 Distributors                  18,618,000       30,479,411
   China Travel International Investment
    Hong Kong Ltd. ................................        Hotels, Restaurants & Leisure          14,882,000        4,028,565
   Chongqing Changan Automobile Co. Ltd., B .......                 Automobiles                    7,544,109        3,189,713
   CITIC Pacific Ltd. .............................           Industrial Conglomerates             6,595,764       18,449,927
   Denway Motors Ltd. .............................                 Automobiles                   62,250,386       22,668,893
   Huadian Power International Corp. Ltd., H ......   Independent Power Producers & Energy
                                                                      Traders                     36,596,000       10,142,427
   Huaneng Power International Inc., H ............   Independent Power Producers & Energy
                                                                      Traders                      9,994,000        7,407,591
(a)PetroChina Co. Ltd., 144A ......................         Oil, Gas & Consumable Fuels           26,450,000       22,161,995
   PetroChina Co. Ltd., H .........................         Oil, Gas & Consumable Fuels           71,961,000       60,294,871
   Shanghai Industrial Holdings Ltd. ..............           Industrial Conglomerates            11,037,000       22,336,777
   TCL Multimedia Technology Holdings Ltd. ........              Household Durables               13,074,000        2,426,838
   Travelsky Technology Ltd., H ...................                 IT Services                   10,016,000        9,037,789
                                                                                                               ---------------
                                                                                                                  373,766,610
                                                                                                               ---------------
   CROATIA 0.7%
   Pliva d.d., GDR, Reg S .........................               Pharmaceuticals                  1,983,950       26,882,522
                                                                                                               ---------------
   GREECE 0.3%
   Coca-Cola Hellenic Bottling Co. SA .............                  Beverages                       198,960        5,769,036
   Titan Cement Co. ...............................            Construction Materials                140,920        4,709,531
                                                                                                               ---------------
                                                                                                                   10,478,567
                                                                                                               ---------------


                                          Quarterly Statement of Investments | 3

TEMPLETON DEVELOPING MARKETS TRUST

------------------------------------------------------------------------------------------------------------------------------
                                                                    INDUSTRY                    SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
HONG KONG 2.5%
Cheung Kong Holdings Ltd. .........................                 Real Estate                    4,054,000   $   45,778,090
Cheung Kong Infrastructure Holdings
Ltd. ..............................................              Electric Utilities                2,658,000        8,874,105
Dairy Farm International Holdings Ltd. ............           Food & Staples Retailing             4,643,154       16,993,944
Guoco Group Ltd. ..................................        Diversified Financial Services            284,931        2,890,575
Hopewell Holdings Ltd. ............................        Transportation Infrastructure           1,551,000        4,088,603
MTR Corp. Ltd. ....................................                 Road & Rail                    7,510,585       15,732,471
                                                                                                               ---------------
                                                                                                                   94,357,788
                                                                                                               ---------------
HUNGARY 2.3%
BorsodChem Rt .....................................                  Chemicals                       361,566        4,122,740
Gedeon Richter Ltd. ...............................               Pharmaceuticals                    137,088       24,670,564
Magyar Telekom Ltd. ...............................    Diversified Telecommunication Services      6,785,079       34,929,201
MOL Magyar Olaj-es Gazipari Rt ....................         Oil, Gas & Consumable Fuels              191,175       21,127,206
                                                                                                               ---------------
                                                                                                                   84,849,711
                                                                                                               ---------------
INDIA 3.2%
Bharat Petroleum Corp. Ltd. .......................         Oil, Gas & Consumable Fuels              279,148        2,566,980
Gail India Ltd. ...................................                Gas Utilities                   2,742,540       16,450,249
Hindustan Lever Ltd. ..............................              Household Products                7,784,500       32,081,951
Hindustan Petroleum Corp. Ltd. ....................         Oil, Gas & Consumable Fuels            4,503,646       32,397,972
Indian Oil Corp. Ltd. .............................         Oil, Gas & Consumable Fuels              492,200        5,058,613
National Aluminum Co. Ltd. ........................               Metals & Mining                    920,688        3,644,630
Tata Motors Ltd. ..................................                  Machinery                       436,000        5,301,336
Tata Tea Ltd. .....................................                Food Products                   1,192,531       22,818,296
                                                                                                               ---------------
                                                                                                                  120,320,027
                                                                                                               ---------------
INDONESIA 0.5%
PT Astra International TBK ........................                 Automobiles                   11,442,000       10,831,019
PT Bank Danamon ...................................               Commercial Banks                16,144,500        6,308,895
                                                                                                               ---------------
                                                                                                                   17,139,914
                                                                                                               ---------------
MALAYSIA 2.4%
Kuala Lumpur Kepong Bhd. ..........................                Food Products                   2,256,972        4,603,035
Maxis Communications Bhd. .........................     Wireless Telecommunication Services       11,439,000       28,446,987
Resorts World Bhd. ................................        Hotels, Restaurants & Leisure           7,606,700       22,019,395
SIME Darby Bhd. ...................................           Industrial Conglomerates             9,444,900       15,410,100
Tanjong PLC .......................................        Hotels, Restaurants & Leisure           1,718,300        6,556,671
YTL Corp. Bhd. ....................................               Multi-Utilities                  3,134,933        4,537,403
YTL Power International Bhd. ......................               Water Utilities                 11,114,688        6,317,822
                                                                                                               ---------------
                                                                                                                   87,891,413
                                                                                                               ---------------

4 | Quarterly Statement of Investments

TEMPLETON DEVELOPING MARKETS TRUST

------------------------------------------------------------------------------------------------------------------------------
                                                                    INDUSTRY                    SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   MEXICO 4.4%
   Fomento Economico Mexicano SA de CV
    (Femsa), ADR ..................................                  Beverages                       673,410   $   47,084,827
   Grupo Bimbo SA de CV, A ........................                Food Products                   2,166,438        7,048,158
(b)Grupo Televisa SA ..............................                    Media                       2,316,947        8,289,229
   Kimberly Clark de Mexico SA de CV, A ...........              Household Products               18,507,712       69,825,820
   Telefonos de Mexico SA de CV (Telmex),
    L, ADR ........................................    Diversified Telecommunication Services      1,534,240       32,633,285
                                                                                                               ---------------
                                                                                                                  164,881,319
                                                                                                               ---------------
   PANAMA 0.3%
   Banco Latinoamericano de Exportaciones
    SA, E .........................................               Commercial Banks                   699,100       11,870,718
                                                                                                               ---------------
   PHILIPPINES 1.0%
   San Miguel Corp., B ............................                  Beverages                    22,908,736       37,793,081
                                                                                                               ---------------
   POLAND 2.5%
   Polski Koncern Naftowy Orlen SA ................         Oil, Gas & Consumable Fuels            1,716,256       35,160,983
   Telekomunikacja Polska SA ......................    Diversified Telecommunication Services      7,448,900       58,026,762
                                                                                                               ---------------
                                                                                                                   93,187,745
                                                                                                               ---------------
   PORTUGAL 0.2%
(b)Jeronimo Martins SGPS SA .......................           Food & Staples Retailing               521,950        7,529,573
                                                                                                               ---------------
   RUSSIA 4.0%
   Lukoil Holdings, ADR ...........................         Oil, Gas & Consumable Fuels              967,632       55,880,748
   Mining and Metallurgical Co. Norilsk Nickel ....               Metals & Mining                    514,300       40,809,705
   Mobile Telesystems, ADR ........................     Wireless Telecommunication Services          843,000       34,293,240
   Unified Energy Systems .........................              Electric Utilities               45,689,500       17,704,681
                                                                                                               ---------------
                                                                                                                  148,688,374
                                                                                                               ---------------
   SINGAPORE 5.6%
   ComfortDelGro Corp. Ltd. .......................                 Road & Rail                   20,317,000       18,009,928
   DBS Group Holdings Ltd. ........................               Commercial Banks                 1,474,000       13,763,082
   Fraser & Neave Ltd. ............................           Industrial Conglomerates             4,516,148       45,904,764
   Keppel Corp. Ltd. ..............................           Industrial Conglomerates             8,951,600       67,183,949
   Singapore Press Holdings Ltd. ..................                    Media                       3,882,000       10,598,848
   Singapore Technologies Engineering Ltd. ........             Aerospace & Defense               12,085,000       18,140,177
   Singapore Telecommunications Ltd. ..............    Diversified Telecommunication Services     24,294,214       35,174,674
   Suntec Real Estate Investment Trust ............                 Real Estate                      688,000          467,571
                                                                                                               ---------------
                                                                                                                  209,242,993
                                                                                                               ---------------


                                          Quarterly Statement of Investments | 5

TEMPLETON DEVELOPING MARKETS TRUST

------------------------------------------------------------------------------------------------------------------------------
                                                                    INDUSTRY                    SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SOUTH AFRICA 8.1%
   Anglo American PLC .............................               Metals & Mining                  2,748,093   $   82,464,377
   Nampak Ltd. ....................................            Containers & Packaging              1,970,950        4,920,408
   Nedbank Group Ltd. .............................               Commercial Banks                 2,794,157       40,474,670
(a)Nedbank Group Ltd., 144A .......................               Commercial Banks                   277,129        4,014,343
   Old Mutual PLC .................................                  Insurance                    17,230,465       42,157,063
   Remgro Ltd. ....................................        Diversified Financial Services          4,366,030       75,419,481
   SABMiller PLC ..................................                  Beverages                       951,439       18,684,976
   Sappi Ltd. .....................................           Paper & Forest Products              2,523,895       29,640,401
   Sasol Ltd. .....................................         Oil, Gas & Consumable Fuels              105,688        4,089,702
   The Spar Group Ltd. ............................           Food & Staples Retailing               306,500        1,487,958
                                                                                                               ---------------
                                                                                                                  303,353,379
                                                                                                               ---------------
   SOUTH KOREA 17.2%
   CJ Corp. .......................................                Food Products                     431,060       30,444,774
   Daelim Industrial Co. ..........................          Construction & Engineering               37,990        2,679,505
   Daewoo Shipbuilding & Marine
   Engineering Co. Ltd. ...........................                  Machinery                     2,725,450       61,378,126
   Hana Bank ......................................               Commercial Banks                 1,263,930       46,632,779
   Hite Brewery Co. Ltd. ..........................                  Beverages                       184,490       22,807,101
   Hyundai Development Co. ........................          Construction & Engineering            1,440,730       45,562,137
   Kangwon Land Inc. ..............................        Hotels, Restaurants & Leisure           2,378,766       40,576,938
   Korea Gas Corp. ................................                Gas Utilities                     387,860       12,972,031
(b)LG Card Co. Ltd. ...............................               Consumer Finance                   443,540       16,789,487
   LG Chem Ltd. ...................................                  Chemicals                       607,140       26,124,184
(b)LG Corp. .......................................           Industrial Conglomerates             1,316,000       33,231,049
   LG Electronics Inc. ............................              Household Durables                  388,200       26,004,006
   LG Household & Health Care Ltd. ................              Household Products                  212,780       12,214,204
   LG Petrochemical Co. Ltd. ......................                  Chemicals                       400,520       10,631,916
   Samsung Electronics Co. Ltd. ...................     Semiconductors & Semiconductor Equipment     237,010      133,552,353
   Samsung Fine Chemicals Co. Ltd. ................                  Chemicals                     1,002,390       25,600,090
   Samsung Heavy Industries Co. Ltd. ..............                  Machinery                     1,309,900       19,080,479
   Shinhan Financial Group Co. Ltd. ...............               Commercial Banks                   553,000       19,237,087
   SK Corp. .......................................           Oil, Gas & Consumable Fuels            420,270       24,366,397
   SK Telecom Co. Ltd. ............................        Wireless Telecommunication Services       181,213       35,165,915
                                                                                                               ---------------
                                                                                                                  645,050,558
                                                                                                               ---------------
   SWEDEN 0.9%
   Oriflame Cosmetics SA, SDR .....................              Personal Products                 1,104,600       32,153,158
                                                                                                               ---------------
   TAIWAN 12.6%
   Acer Inc. ......................................           Computers & Peripherals              5,821,523       11,577,964
   BenQ Corp. .....................................           Computers & Peripherals             10,800,000        9,372,768
   Chinatrust Financial Holding Co. Ltd. ..........               Commercial Banks                 7,162,000        6,172,370
   Chunghwa Telecom Co. Ltd. ......................    Diversified Telecommunication Services     12,259,000       21,425,683
   D-Link Corp. ...................................           Communications Equipment            22,846,893       23,683,028
   Delta Electronics Inc. .........................      Electronic Equipment & Instruments       10,867,421       18,567,831


6 | Quarterly Statement of Investments

TEMPLETON DEVELOPING MARKETS TRUST

-------------------------------------------------------------------------------------------------------------------------------
                                                                    INDUSTRY                     SHARES/RIGHTS      VALUE
-------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   TAIWAN (CONT.)
   Elan Microelectronics Corp. ....................   Semiconductors & Semiconductor Equipment      6,744,740   $    2,713,302
   Kinpo Electronics Inc. .........................              Office Electronics                    35,914           15,043
   Lite-On Technology Corp. .......................           Computers & Peripherals              26,303,658       29,366,757
   MediaTek Inc. ..................................   Semiconductors & Semiconductor Equipment      4,411,000       41,603,803
   Mega Financial Holdings Co. Ltd. ...............               Commercial Banks                 76,166,308       48,198,535
   Premier Image Technology Corp. .................         Leisure Equipment & Products           16,605,660       24,368,946
   President Chain Store Corp. ....................           Food & Staples Retailing             10,528,164       19,669,620
   Realtek Semiconductor Corp. ....................   Semiconductors & Semiconductor Equipment     23,466,450       27,365,916
   Siliconware Precision Industries Co. Ltd. ......   Semiconductors & Semiconductor Equipment     11,130,258       11,235,740
   Sunplus Technology Co. Ltd. ....................   Semiconductors & Semiconductor Equipment     19,584,866       17,940,966
   Synnex Technology International Corp. ..........      Electronic Equipment & Instruments        12,796,240       16,522,845
   Taiwan Mobile Co. Ltd. .........................     Wireless Telecommunication Services        51,964,106       49,481,423
   Taiwan Semiconductor Manufacturing Co. Ltd. ....   Semiconductors & Semiconductor Equipment     29,509,843       47,396,442
   UNI-President Enterprises Corp. ................                Food Products                   76,281,790       30,686,954
   Yuanta Core Pacific Securities Co. .............               Capital Markets                  24,440,232       15,613,232
                                                                                                                ---------------
                                                                                                                   472,979,168
                                                                                                                ---------------
   THAILAND 3.4%
   Bangkok Bank Public Co. Ltd., fgn. .............               Commercial Banks                  2,371,000        6,585,309
   BEC World Public Co. Ltd., fgn. ................                    Media                       14,449,400        5,315,774
   Kasikornbank Public Co. Ltd., fgn. .............               Commercial Banks                 18,706,000       30,534,828
   Land and House Public Co. Ltd., fgn. ...........              Household Durables                30,767,838        6,783,992
   Shin Corp. Public Co. Ltd., fgn. ...............     Wireless Telecommunication Services        15,419,300       15,402,395
   Siam Cement Public Co. Ltd., fgn. ..............            Construction Materials               3,638,695       22,517,445
   Siam Commercial Bank Public Co. Ltd., fgn. .....               Commercial Banks                 11,098,000       13,924,887
   Siam Makro Public Co. Ltd., fgn. ...............           Food & Staples Retailing              1,451,100        2,368,710
   Thai Airways International Public Co. Ltd., fgn.                   Airlines                      2,910,200        2,800,655
(b)TMB Bank Public Co. Ltd., fgn. .................               Commercial Banks                199,195,800       20,577,175
(b)True Corp. Public Co. Ltd., rts., 3/28/08 ......    Diversified Telecommunication Services       2,258,595               --
                                                                                                                ---------------
                                                                                                                   126,811,170
                                                                                                                ---------------
   TURKEY 3.3%
   Arcelik AS, Br .................................              Household Durables                 4,722,447       27,180,813
   KOC Holding AS .................................           Industrial Conglomerates              3,624,250       16,418,808
   Migros Turk TAS ................................           Food & Staples Retailing              2,637,532       22,330,386
(b)Petkim Petrokimya Holding AS ...................                  Chemicals                      1,561,000        7,883,253
   Tupras-Turkiye Petrol Rafineleri AS ............         Oil, Gas & Consumable Fuels             1,973,540       34,736,649
   Turkiye Is Bankasi, C ..........................               Commercial Banks                  2,308,466       16,029,824
                                                                                                                ---------------
                                                                                                                   124,579,733
                                                                                                                ---------------
   UNITED KINGDOM 2.6%
   HSBC Holdings PLC ..............................               Commercial Banks                  3,903,125       63,495,308
   Provident Financial PLC ........................               Consumer Finance                  3,072,420       33,969,447
                                                                                                                ---------------
                                                                                                                    97,464,755
                                                                                                                ---------------
   TOTAL COMMON STOCKS (COST $2,448,203,541) ......                                                              3,469,244,986
                                                                                                                ---------------


                                          Quarterly Statement of Investments | 7

TEMPLETON DEVELOPING MARKETS TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                INDUSTRY              SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               DIRECT EQUITY INVESTMENTS (COST $4,447,586) 0.1%
               HONG KONG 0.1%
(b),(c),(d),(e)Mayfair Hanoi Ltd., 30% equity owned
                 through HEA Holdings Ltd., a wholy
                 owned investment .................................            Real Estate                   --     $    4,379,795
                                                                                                                    ---------------
               PREFERRED STOCKS 5.7%
               BRAZIL 5.7%
               Banco Bradesco SA, ADR, pfd. .......................          Commercial Banks         1,342,799         65,689,727
               Cia de Bebidas das Americas (AmBev), ADR,
                 pfd. .............................................             Beverages               720,400         26,784,472
               Cia Vale do Rio Doce, ADR, pfd., A .................          Metals & Mining            895,650         34,849,742
               Klabin SA, pfd. ....................................       Containers & Packaging        844,000          1,740,830
               Petroleo Brasileiro SA, ADR, pfd. ..................    Oil, Gas & Consumable Fuels      997,541         63,593,239
               Suzano Bahia Sul Papel e Celulose SA,  pfd., A .....      Paper & Forest Products      1,845,868         10,387,249
               Usinas Siderurgicas de Minas Gerais SA, pfd., A ....          Metals & Mining            478,500         11,135,391
                                                                                                                    ---------------
               TOTAL PREFERRED STOCKS (COST $102,276,111) .........                                                    214,180,650
                                                                                                                    ---------------


                                                                                                 ----------------
                                                                                                 PRINCIPAL AMOUNT
                                                                                                 ----------------
               SHORT TERM INVESTMENTS (COST $37,417,346) 1.0%

               UNITED STATES 1.0%
            (f)U.S. Treasury Bills, 11/03/05 - 12/29/05 ...........                                 $37,598,000         37,434,460
                                                                                                                    ---------------
               TOTAL INVESTMENTS (COST $2,592,344,584) 99.6%                                                         3,725,239,891
               OTHER ASSETS, LESS LIABILITIES 0.4% ................                                                     15,294,970
                                                                                                                    ---------------
               NET ASSETS 100.0% ..................................                                                 $3,740,534,861
                                                                                                                    ===============

                                                                                                                    ===============

SELECTED PORTFOLIO ABBREVIATIONS:

ADR - American Depository Receipt

GDR - Global Depository Receipt

SDR - Swedish Depository Receipt

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2005, the value of these securities was $31,542,400, representing 0.84% of net assets.

(b)   Non-income producing.

(c)   See Note 2 regarding restricted and illiquid securities.

(d)   See Note 3 regarding holdings of 5% voting securities.

(e)   See Note 4 regarding other considerations.

(f)   The security is traded on a discount basis with no stated coupon rate.


8 | See Notes to Statement of Investments.
  | Quarterly Statement of Investments

TEMPLETON DEVELOPING MARKETS TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Developing Markets Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

1. INCOME TAXES

At September 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .....................................       $ 2,642,100,255
                                                                ================

Unrealized appreciation .................................       $ 1,111,382,581
Unrealized depreciation .................................           (28,242,945)
                                                                ----------------
Net unrealized appreciation (depreciation) ..............       $ 1,083,139,636
                                                                ================

2. RESTRICTED AND ILLIQUID SECURITIES

At September 30, 2005, the Fund held investments in restricted and illiquid securities, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

--------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                           ACQUISITION
 AMOUNT/SHARES    ISSUER                                                 DATE           COST         VALUE
--------------------------------------------------------------------------------------------------------------
                  Mayfair Hanoi, Ltd., 30% equity
                    owned through HEA Holdings Ltd.,
     --             a wholly owned investment .....................    10/31/96       $4,447,586   $4,379,795
                                                                                                   -----------
                       TOTAL RESTRICTED AND
                         ILLIQUID SECURITIES (0.12% of Net Assets)                                 $4,379,795
                                                                                                   ===========

3. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO ISSUERS

Investments in "affiliated companies" for the Fund at September 30, 2005, were as shown below.

-------------------------------------------------------------------------------------------------------------------------------
                                  NUMBER OF SHARES                        NUMBER OF SHARES   VALUE AT                REALIZED
                                 HELD AT BEGINNING    GROSS      GROSS       HELD AT END      END OF    INVESTMENT    CAPITAL
NAME OF ISSUER                       OF PERIOD      ADDITIONS  REDUCTION     OF PERIOD        PERIOD      INCOME     GAIN(LOSS)
-------------------------------------------------------------------------------------------------------------------------------
CONTROLLED AFFILIATES
Mayfair Hanoi Ltd.,
 30% equity
 owned through
 HEA Holdings Ltd,
 a wholly owned investment ..              --             --         --             --      $4,379,795   $     --      $    --
                                                                                            -----------------------------------
TOTAL AFFILIATED SECURITIES
  (0.12% of Net Assets) .....                                                               $4,379,795   $     --      $    --
                                                                                            ===================================


                                          Quarterly Statement of Investments | 9

TEMPLETON DEVELOPING MARKETS TRUST

4. OTHER CONSIDERATIONS

Directors or employees of Templeton Asset Management Ltd., as the Fund's Investment Manager, may serve as members on the board of directors of certain companies in which the Fund invests and/or may represent the Fund in certain corporate negotiations. At September 30, 2005, such individuals serve in one or more of these capacities for HEA Holdings Ltd., (which owns a 30% equity interest in Mayfair Hanoi, Ltd.) and Mayfair Hanoi Ltd. As a result of this involvement, the Investment Manager may be in possession of certain material non-public information which, pursuant to the Fund's policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


10 | Quarterly Statement of Investments

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DEVELOPING MARKETS TRUST

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 21, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 21, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date November 21, 2005